Annual Total Returns - Fidelity Freedom 2065 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K-07 - Fidelity Freedom 2065 Fund	May 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Class K
Bar Chart Table:
Annual Return 2020	18.23%